INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 10,974,000	$ 12,242,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Operating Loss Carryforwards, Expiration Year	2036
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 431,227
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(507,853)	$ (156,872)
Operating Loss Carryforwards, Valuation Allowance	939,080
Expired Net Operating Loss Carryforward [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 2,762,000